Commitments and contingencies (Operating Leases) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	$ 18,153
2017	13,379
2018	9,672
2019	8,522
2020	7,485
Thereafter	16,158
Total future operating lease payments	$ 73,369